Unaudited Interim Condensed Consolidated Statements of Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
REVENUES:
Voyage revenues	$ 67,377	$ 68,384
EXPENSES:
Voyage expenses (including related party)	(1,370)	(1,610)
Vessel operating expenses	(14,493)	(14,470)
General and administrative expenses (including related party)	(1,723)	(1,265)
Management fees-related party	(2,987)	(3,358)
Depreciation	(15,725)	(15,812)
Operating income	31,079	31,869
OTHER INCOME/(EXPENSES):
Interest and finance costs	(10,831)	(15,309)
Interest income	0	209
Gain/ (Loss) on derivative financial instruments	4,763	(3,352)
Other, net	(31)	(23)
Total other income/ (expenses)	(6,099)	(18,475)
Partnership’s Net Income	24,980	13,394
Common unitholders’ interest in Net Income	19,180	7,605
General Partner’s interest in Net Income	$ 19	$ 8
Earnings per unit, basic and diluted:
Common unit (basic and diluted)	$ 0.53	$ 0.21
Weighted average number of units outstanding, basic and diluted:
Common units	36,201,051	35,490,000
Series A Preferred Stock [Member]
OTHER INCOME/(EXPENSES):
Partnership’s Net Income	$ 3,375	$ 3,375
Preferred unitholders' interest in Net Income	3,375	3,375
Series B Preferred Stock [Member]
OTHER INCOME/(EXPENSES):
Partnership’s Net Income	2,406	2,406
Preferred unitholders' interest in Net Income	$ 2,406	$ 2,406